{.TX}1-13

                      CHESAPEAKE INVESTORS, INC.
                          SEMI-ANNUAL REPORT
                            TO SHAREHOLDERS

                            MARCH 31, 2001

Dear Shareholder:

     The financial report, contained herein, shows results for the six month period ended March 31, 2001. Net investment income totalled $357,780 or $.09 per share compared to $372,454 or $.10 per share for six month period ended March 31, 2000. The net asset value increaded to $4.14 per share from $4.03 per share as of March 31, 2000.

     It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,


Albert W. Turner,                                     Warren W. Pearce, Jr.,
Chairman of the Board                                 President

May 11, 2001

                                CHESAPEAKE INVESTORS, INC.
                          STATEMENT OF ASSETS AND LIABILITIES
                                     MARCH 31, 2001
                                      (UNAUDITED)

ASSETS:
   Investments in Long-Term Securities, at Value
        (Amortized Cost $13,784,824)                             $14,738,760
   Investments in Short-Term Securities
        (at cost which approximates market)                          711,669
   Accrued Interest Receivable                                       246,619
                                                                 -----------
               Total  Assets                                      15,697,048
                                                                 -----------
LIABILITIES:
   Accounts Payable and Accrued Expenses                              21,924
                                                                 -----------
               Total  Liabilities                                     21,924
                                                                 -----------

NET ASSETS:
   Net Assets (Equivalent to $4.14 per share based on
         3,783,960 shares of capital stock outstanding)          $15,675,124
                                                                 ===========



                            See Notes to Financial Statements

                               CHESAPEAKE INVESTORS, INC.
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                     MARCH 31, 2001
                                      (UNAUDITED)

                                        Face         Amortized
                          Rating*      Amount           Cost         Value
                          ------   ------------    -------------   ------------
Investments in Long-Term
 Securities:

Alabama:
 Birmingham, Alabama
    Refunding UT GO Bond
    5.0%, due 4/1/19          AA  $    420,000    $     420,000   $    417,984
                                  ------------    -------------   ------------
Arizona:
 Salt River Project,
    Arizona - Series C Revenue
    5.5%, due 1/1/28          AA       700,000          687,690        701,960
 Maricopa County
    Arizona School District
    5.5%, due 7/1/05         AAA       650,000          658,772        696,215
                                   -----------    -------------   ------------
      Total Arizona                  1,350,000        1,346,462      1,398,175
                                   -----------    -------------   ------------
Arkansas:
 Jefferson County, Arkansas
    Single Family Mortgage
    7.25%, due 12/1/10       Aaa       345,000          328,658        396,267
 Little Rock, Arkansas
    Single Family Mortgage,
    7.3%:
    due 9/1/01               AAA        25,000           24,941         28,924
    due 9/1/02               AAA        30,000           29,767         34,708
    due 9/1/03               AAA        35,000           34,555         40,493
    due 9/1/04               AAA        35,000           34,394         40,493
    due 9/1/05               AAA        40,000           39,138         46,278
    due 9/1/06               AAA        35,000           34,107         40,493
    due 9/1/07               AAA        45,000           43,686         52,062
    due 9/1/08               AAA        50,000           48,368         57,847
    due 9/1/09               AAA        50,000           48,207         57,847
    due 9/1/10               AAA        30,000           28,834         34,708
                                  ------------    -------------   ------------
       Total Arkansas                  720,000          694,655        830,120
                                  ------------    -------------   ------------

                                       - 3 -

                             CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  MARCH 31, 2001
                                   (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   ------------
Florida:
 City of Gainesville, Florida,
    Utility System Revenue,
    9.125%, due 10/1/05     AAA        500,000          500,000        572,000
                                  ------------    -------------   ------------
Georgia:
 Municipal Electric Authority
    6%, due 1/1/05          AAA        700,000          718,076        754,180
                                  ------------    -------------   ------------
Illinois:
 Chicago, Illinois
    UTGO Public Library
    6.60%, due 1/1/04       AAA        700,000          707,332        737,240
 Chicago, Illinois
    School Finance Authority
    5%, due 6/1/09          AAA        650,000          626,385        676,195
                                  ------------    -------------   ------------
       Total Illinois                1,350,000        1,333,717      1,413,435
                                  ------------    -------------   ------------
Louisiana:
 Shreveport, Louisiana,
    Single Family Mortgage,
    6.75%, due 9/1/10       Aaa        380,000          343,021        421,990
                                 -------------    -------------   ------------
Massachusetts:
 Massachusetts State Utility
    Government Bond,
    7.625%, due 6/1/08      Aaa        500,000          535,739        513,500
 Massachusetts Bay
    Transit Authority
    5.75%, due 7/1/15       AAA        500,000          516,418        539,850
                                 -------------    -------------   ------------
       Total Massachusetts           1,000,000        1,052,157      1,053,350
                                 -------------    -------------   ------------

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PAGE>
                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  MARCH 31, 2001
                                   (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   -----------
Minnesota:
 Southern Minnesota Municipal
   Power Agency, Serial A
   5.7%, due 1/1/05           A+       650,000          658,758        683,865
                                  ------------    -------------   ------------

New Jersey:
 New Jersey State Ref-Ser F
   5.25%, due 8/1/14         AA+       750,000          760,353        782,925
                                  ------------    -------------   ------------
New York:
 New York State
   Local Revenue
   5.375%, due 4/1/16         A+       200,000          189,306        203,460
 New York State
   Local Revenue
   5.125%, due 4/1/10        AAA       400,000          394,214        422,000
                                  ------------    -------------   ------------
       Total New York                  600,000          583,520        625,460
                                  ------------    -------------   ------------

North Carolina:
 North Carolina Municipal
   Power Agency
   7.25%, due 1/1/07        BBB+       400,000          420,359        448,760
 Charlotte, NC Utility
   General Obligation
   5.5%, due 7/1/07          AAA       500,000          512,200        519,350
                                  ------------    -------------   ------------
      Total North Carolina             900,000          932,559        968,110
                                  ------------    -------------   ------------

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
                                CHESAPEAKE INVESTORS, INC.
                    SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 2001
                                    (UNAUDITED)



                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------    -----------    -------------   -----------
Pennsylvania:
 Allegheny County, Pennsylvania
   Hospital Development Authority
   6.0%, due 11/1/23         AAA       700,000          675,800        723,730
 Commonwealth of Pennsylvania
   Utility Government Obligation
   6.3%, due 11/1/02         AAA       700,000          704,413        723,170
 Pennsylvania Intergovernmental
   Coop Authority Special
   Tax Revenue
   7%, due 6/15/04           AAA       500,000          508,488        551,950
                                  ------------    -------------   ------------
      Total Pennsylvania             1,900,000        1,888,701      1,998,850
                                  ------------    -------------   ------------
Texas:
 Cypress-Fairbanks, Texas
   Independent School District
   5.5%, due 2/15/10         AAA       700,000          700,000        716,751
 Texas Water Development
   Board Revenue
   5.5%, due 7/15/10         AAA       750,000          751,862        793,275
                                  ------------    -------------   ------------
      Total Texas                    1,450,000        1,451,862      1,510,026
                                  ------------    -------------   ------------


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
                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                  MARCH 31, 2001
                                   (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          -------  ------------    -------------   ------------
Utah:
 Salt Lake City, Utah
   Hospital Revenue
   8.125%, due 5/15/15       AAA       700,000          708,039        906,850
                                  ------------    -------------   ------------
Washington:
 Washington State Public Power
   5.125%, due 7/1/17        AAA       400,000          392,944        401,440
                                  ------------    -------------   ------------
      Total Investments in
         Long-Term Securities    $  13,770,000   $   13,784,824  $  14,738,760
                                  ============    =============   ============

* Ratings - Standard & Poor's or Moody's
                     Unaudited

                                                    Face
                                                   Amount             Cost
                                                -------------    --------------
Investments in Short-Term Securities:

 State Street Global Advisor
   Tax Free Money Market Fund, 2.13%           $     711,669   $       711,669
      Total Investments                        -------------    --------------
         in Short-Term Securities              $     711,669   $       711,669
                                               =============   ===============

                    See Notes to Financial Statements

PAGE>
                                CHESAPEAKE INVESTORS, INC.
                                 STATEMENT OF OPERATIONS
                                 FOR THE SIX MONTHS ENCED
                                       MARCH 31, 2001
                                        (UNAUDITED)

INVESTMENT INCOME:
     Interest Income                                             $     422,032
                                                                  ------------
EXPENSES:
     Investment Advisory Fee                                            26,879
     Custodian Fees                                                      3,950
     Transfer Agent and Dividend
       Disbursing Agent Fees                                             5,108
     Legal and Auditing Services                                        13,600
     Administrative Services                                             9,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                  3,000
     Printing Costs                                                      1,967
     Miscellaneous                                                         748
                                                                  ------------
          Total Expenses                                                64,252
                                                                  ------------
               Net Investment Income                                   357,780
                                                                  ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Realized Gain On Investments
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                         10,000
            Cost of Investments Sold                                     9,236
                                                                  ------------
              Net Realized Gain on Investments                             764
                                                                  ------------
     Unrealized Gain on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Priod                                   614,318
          Unrealized Appreciation of Investments
               at End of Period                                        963,172
                                                                  ------------
                  Net Unrealized Gain on Investments                   348,854
                                                                  ------------
               Net Realized and Unrealized Gain on
                    Investments                                        349,618
                                                                  ------------
Net Increase in Net Assets Resulting
     from Operations                                             $     707,398
                                                                  ============

                               See Notes to Financial Statements

                                CHESAPEAKE INVESTORS, INC.
                            STATEMENTS OF CHANGES IN NET ASSETS
                         FOR THE SIX MONTHS ENDED MARCH 31, 2001 AND
                            FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                         Six Month Period         Year Ended
                                          Ended March 31,        September 30,
                                               2001                   2000
                                            (Unaudited)            (Audited)
                                          --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
          Net Investment Income            $     357,780      $       761,639
          Net Realized Gain on
             Investments                             764               25,254
          Net Unrealized Gain (Loss)
             on Investments                      348,854              (54,064)
                                           -------------        -------------
     Net Increase in Net Assets
          Resulting from Operations              707,398              732,829

     Dividends to Shareholders from:
          Net Investment Income                 (372,056)            (751,224)
          Net Realized Gain on Investments       (25,254)             (62,316)
                                          --------------        -------------
                       Total Increase (Decrease)
                         in Net Assets           310,088              (80,711)

NET ASSETS:
     Beginning of Period                      15,365,036           15,445,747
                                          --------------       --------------
     End of Period (Including Undistributed
        Net Investment Income of $796,223
        and $807,494, respectively, and
        undistributed net realized gains
        of $764 and $25,254,
        respectively)                      $  15,675,124        $  15,365,036
                                           =============        =============

                            See Notes to Financial Statements

                       CHESAPEAKE INVESTORS, INC.
                     NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

     Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

      At March 31, 2001, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 2001 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

      Sales and maturities of securities during the six month period ended March 31, 2001, other than short-term securities, aggregated $10,000.

      There were no purchases of long-term securities during the six month period ended March 31, 2001.

      For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 2001, was $13,570,141. Gross unrealized gains and losses totalled $1,192,874 and $24,255, respectively,for Federal income tax purposes at March 31, 2001.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

      Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six month period ended March 31, 2001 totalled $26,879.

      For the six month period ended March 31, 2001, fees of $9,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

      During the six month period ended March 31,2001, the Company distributed dividends of $397,310 to its shareholders. On March 29, 2001, the Company declared a $.045 per share dividend, aggregating $170,278, payable April 26, 2001 to shareholders of record April 12, 2001.

                               CHESAPEAKE INVESTORS, INC.
                              SUPPLEMENTARY INFORMATION
                                 FINANCIAL HIGHLIGHTS

                       Six-Months   Fiscal     Fiscal     Fiscal     Fiscal
                        March 31,    Year       Year       Year       Year
                          2000       2000       1999       1998       1997
                         ------     ------     ------     ------     ------
PER SHARE DATA:*
 Investment Income       $  .11     $  .23     $  .23     $  .24     $   .24
 Expenses                   .02        .03        .03        .03         .03
                         ------     ------     ------     ------      ------

 Net Investment Income      .09        .20        .20        .21         .21
 Dividends from:
  Net Investment Income    (.10)      (.20)      (.21)      (.21)       (.19)
  Net Realized Gain
   on Investments            -        (.02)         -          -        (.04)
 Net Realized and
   Unrealized Gain
    (Loss) on Investments   .09         -        (.20)       .07         .06
                         ------     ------     ------     ------      ------
 Net Increase (Decrease)
  in Net Asset Value        .08       (.02)      (.21)       .07         .04
 Net Asset Value:
  Beginning of Period      4.06       4.08       4.29       4.22        4.18
                         ------     ------     ------     ------      ------
  End of Period          $ 4.14     $ 4.06     $ 4.08     $ 4.29      $ 4.22
                         ======     ======     ======     ======      ======

RATIOS:

 Ratio of Expenses to
  Average Net Assets       .42%       .73%       .79%       .72%        .72%
 Ratio of Net Investment
  Income to Average Net
  Assets                  2.32%      4.96%      4.82%      4.90%       5.07%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS                                     INVESTMENT ADVISER

Albert W. Turner                              Federated Investment
Herndon G. Kilby                              Counseling, Inc.
Warren W. Pearce,  Jr.                        Pittsburgh, Pennsylvania
Edna L. Ryon
Harry F. Breitbach
                                              CUSTODIAN

                                              State Street Bank
                                              and Trust Company
                                              North Quincy, Massachusetts

OFFICERS                                      TRANSFER AGENT

Albert W. Turner,                             Registrar and Transfer Company
    Chairman of the Board                     Cranford, New Jersey
Warren W. Pearce,  Jr.,
    President
Herndon G. Kilby,
   Secretary-Treasurer


OFFICES

11785 Beltsville Drive
Beltsville, Maryland

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